Investments in Subsidiaries (Tables)	12 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Schedule of Direct Cost Measured at Fair Market Value

As the Subsidiaries Angel Jade Pty Ltd and Aqua Mining (PNG) Ltd were acquired from a related entity, Five Arrows Limited (see Note 9 – Business Combinations), the shares were recorded in the accounts at their true cost value.

	Investment	Ownership %

Aqua Mining (PNG)	$34	90%
Angel Jade Pty Ltd	$104,000	70%